NOTES PAYABLE (Detail Textuals) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Aug. 29, 2016	Jun. 29, 2016	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Restricted common shares issued	40,000	25,333
Value of restricted common shares		$ 250,000
Loss on debt settlement			$ (266,250)
Interest Payable, Current			6,000		$ 40,500
Annual interest rate					15.00%
Notes Payable
Debt Instrument [Line Items]
Debt Instrument, Face Amount			260,000
Accured interest			37,500
Repyament of principal and interest			$ 162,000
Restricted common shares issued			306,250
Value of restricted common shares			$ 398,750